Shareholder Report, Average Annual Return (Details) 226110_Reynolds Blue Chip Growth Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Reynolds Blue Chip Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reynolds Blue Chip Growth Fund
Average Annual Return, Percent	27.35%	13.05%	13.57%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%